Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class J Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

Bond & Mortgage Securities Fund | J Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX